CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Apr. 30, 2009	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Apr. 30, 2009	0
Issuance of shares for cash one	3,976	50,024	0	54,000
Issuance of shares for cash one (in shares)	3,976,465
Issuance of shares for cash two	40	500	0	540
Issuance of shares for cash two (in shares)	39,765
Issuance of shares for cash three	884	99,116	0	100,000
Issuance of shares for cash three (in shares)	883,658
Net loss	0	0	(122,857)	(122,857)
Balance at Dec. 31, 2009	4,900	149,640	(122,857)	31,683
Balance (in shares) at Dec. 31, 2009	4,899,888
Issuance of shares for cash one	866	97,134	0	98,000
Issuance of shares for cash one (in shares)	866,007
Issuance of shares for cash two	35	3,965	0	4,000
Issuance of shares for cash two (in shares)	35,347
Issuance of common shares for services at $0.11 per share, January 21, 2010	186	20,814	0	21,000
Issuance of common shares for services at $0.11 per share, January 21, 2010 (in shares)	185,569
Issuance of common shares on April 27, 2010 for services for $50,000 or 13,256 shares (30,000 shares post-split) as agreed upon in December 2009	13	49,987	0	50,000
Issuance of common shares on April 27, 2010 for services for $50,000 or 13,256 shares (30,000 shares post-split) as agreed upon in December 2009 (in shares)	13,256
Compensation cost for stock options to executives, directors and employees	0	30,396	0	30,396
Net loss	0	0	(1,086,930)	(1,086,930)
Balance at Dec. 31, 2010	6,000	351,936	(1,209,787)	(851,851)
Balance (in shares) at Dec. 31, 2010	6,000,067			6,000,067
Issuance of common shares and warrants for cash at $1.25 per share, April 29, 2011	1,612	1,748,438	0	1,750,050
Issuance of common shares and warrants for cash at $1.25 per share, April 29, 2011 (in shares)	1,612,000
Issuance of common shares and warrants for cash at $1.25 per share, June 1, 2011	1,376	1,495,024	0	1,496,400
Issuance of common shares and warrants for cash at $1.25 per share, June 1, 2011 (in shares)	1,376,000
Issuance of common shares and warrants for cash at $1.25 per share, June 10, 2011	682	741,008	0	741,690
Issuance of common shares and warrants for cash at $1.25 per share, June 10, 2011 (in shares)	682,000
Issuance of common shares and warrants for cash at $1.25 per share, June 24, 2011	1,587	1,724,058	0	1,725,645
Issuance of common shares and warrants for cash at $1.25 per share, June 24, 2011 (in shares)	1,586,800
Compensation cost for stock options to executives, directors and employees	0	140,056	0	140,056
Net loss	0	0	(3,442,269)	(3,442,269)
Balance at Dec. 31, 2011	$ 11,257	$ 6,200,520	$ (4,652,056)	$ 1,559,721
Balance (in shares) at Dec. 31, 2011	11,256,867			11,256,867